Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	$ 15,350		$ 15,350
Intangible assets subject to amortization, accumulated amortization	3,258		1,629
Total intangible assets	12,092		13,721	$ 0
Total intangible assets, Carrying amount	19,550		19,550
Total intangible assets, Accumulated amortization	1,629	$ 0	1,629	0	$ 0
Intangible assets subject to amortization, gross	4,200		4,200
Total intangible assets	16,292		17,921	$ 0
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross			15,350
Intangible assets subject to amortization, accumulated amortization			1,629
Total intangible assets			13,721
Intangible assets subject to amortization, gross			4,200
Total intangible assets	4,200		4,200
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	12,100		12,100
Intangible assets subject to amortization, accumulated amortization	2,017		1,008
Total intangible assets	10,083		11,092
Customer Contracts And Related Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	2,900		2,900
Intangible assets subject to amortization, accumulated amortization	966		483
Total intangible assets	1,934		2,417
Order Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	200		200
Intangible assets subject to amortization, accumulated amortization	200		100
Total intangible assets			100
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization, gross	150		150
Intangible assets subject to amortization, accumulated amortization	75		38
Total intangible assets	$ 75		$ 112